Employee Benefits - Summary of Amounts Recognized in the Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ (530)	$ (1,245)	$ 865
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	(658)	(873)	720
Principal non-pension post-retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	136	(66)	40
Other pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	36	(231)	60
Other employee benefit plans [member]
Disclosure of defined benefit plans [line items]
Total actuarial gains (losses) recognized in Other Comprehensive Income	$ (44)	$ (75)	$ 45